UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

ONE IRON STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 96.6% †
U.S. Treasuries – 36.9%
U.S. Treasury Bonds
2.75%	11/15/42	$655,000	$606,178	(a	)
3.00%	08/15/48	4,430,000	4,264,184	(a	)
3.75%	11/15/43	687,000	752,302	(a	)
4.50%	02/15/36	3,606,200	4,279,247	(a	)
U.S. Treasury Notes
1.38%	12/15/19	8,355,800	8,225,543	(a	)
1.50%	11/30/19 - 08/15/20	17,405,800	17,094,620	(a	)
2.25%	03/31/20	20,730,700	20,577,595	(a	)
2.75%	07/31/23	11,960,600	11,855,650
2.88%	07/31/25	12,345,400	12,241,573
2.88%	05/15/28	6,711,500	6,610,714	(a	)
			86,507,606
Agency Mortgage Backed – 10.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	13,676	14,256	(a	)
5.00%	07/01/35	117,655	125,602	(a	)
5.50%	05/01/20 - 04/01/39	213,194	230,627	(a	)
6.00%	07/01/19 - 11/01/37	429,970	466,190	(a	)
6.50%	07/01/29	1,824	1,849	(a	)
7.00%	01/01/27 - 08/01/36	90,397	98,699	(a	)
7.50%	11/01/29 - 09/01/33	7,486	7,959	(a	)
8.00%	11/01/30	3,778	4,040	(a	)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	2,184,110	2,107,849	(a	)
3.50%	11/01/42 - 08/01/45	1,120,284	1,110,968	(a	)
4.00%	05/01/19 - 03/01/41	1,176,547	1,199,059	(a	)
4.50%	05/01/19 - 02/01/40	962,803	1,002,046	(a	)
5.00%	07/01/20 - 05/01/39	305,255	324,987	(a	)
5.50%	06/01/20 - 01/01/39	791,071	853,884	(a	)
6.00%	09/01/19 - 05/01/41	1,629,101	1,770,550	(a	)
6.50%	03/01/19 - 08/01/36	96,682	103,520	(a	)
7.00%	10/01/32 - 02/01/34	9,404	9,902	(a	)
7.50%	12/01/26 - 12/01/33	47,126	51,020	(a	)
8.00%	06/01/24 - 10/01/31	14,063	15,031	(a	)
8.50%	04/01/30	2,784	3,192	(a	)
9.00%	12/01/22	1,452	1,528	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	2,529	2,588	(a,b	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	1,053,000	1,015,632	(c	)
3.00%	TBA	3,404,840	3,329,847	(c	)
3.50%	TBA	3,370,000	3,316,228	(c	)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	1,814,918	1,860,936	(a	)
4.50%	08/15/33 - 03/20/41	863,101	902,619	(a	)
5.00%	08/15/33	45,265	47,234	(a	)
6.00%	04/15/27 - 09/15/36	217,761	237,294	(a	)
6.50%	04/15/19 - 09/15/36	82,890	88,356	(a	)
7.00%	11/15/27 - 10/15/36	50,894	55,093	(a	)
7.50%	03/15/23 - 11/15/31	21,927	22,592	(a	)
8.00%	09/15/27 - 06/15/30	26,968	28,230	(a	)
9.00%	12/15/21	713	748	(a	)
3.00%	TBA	2,528,000	2,447,951	(c	)
3.50%	TBA	2,738,000	2,721,742	(c	)
			25,579,848
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	976,191	2,410	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	361,971	29,329	(a,d	)
5.50%	06/15/33	42,306	8,765	(a,d	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.44%	08/15/25	146,981	7,780	(a,b,d	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	827	729	(a,e,f	)
8.00%	02/01/23 - 07/01/24	2,685	390	(a,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	575	561	(a,e,f	)
1.15%	12/25/42	221,851	8,491	(a,b,d	)
5.00%	02/25/40 - 09/25/40	168,902	20,839	(a,d	)
8.00%	05/25/22	2	30	(a,d	)

		Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.78%	07/25/38	$46,808	$5,872	(a,b,d	)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.98%	06/25/48	2,005,519	295,277	(b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	43,924	37,232	(a,e,f	)
4.50%	08/25/35 - 01/25/36	88,359	11,801	(a,d	)
5.00%	03/25/38 - 05/25/38	48,794	11,078	(a,d	)
5.50%	12/25/33	13,623	3,105	(a,d	)
6.00%	01/25/35	49,809	10,859	(a,d	)
7.50%	11/25/23	6,479	847	(a,d	)
8.00%	08/25/23 - 07/25/24	5,198	765	(a,d	)
8.50%	07/25/22	958	87	(a,d	)
8.50%	07/25/22	22	2	(d	)
9.00%	05/25/22	830	69	(a,d	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	102,633	8,667	(a,d	)
5.00%	09/20/38	30,067	1,199	(a,d	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.64%	01/16/40	238,752	43,591	(a,b,d	)
			509,775
Asset Backed – 2.7%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,488,065	1,457,963	(a	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	603,000	600,497
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	1,264,000	1,262,178
BA Credit Card Trust 2018-A1
2.70%	07/17/23	528,000	522,467	(a	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	333,000	332,102	(g	)
Chase Funding Trust 2004-1
4.99%	11/25/33	183,409	183,409	(a,h	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,869,000	1,844,965	(a	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	135,000	134,117	(g	)
			6,337,698
Corporate Notes – 40.7%
21st Century Fox America Inc.
3.38%	11/15/26	24,000	23,422	(a	)
4.50%	02/15/21	79,000	81,203	(a	)
4.75%	11/15/46	17,000	18,235	(a	)
6.65%	11/15/37	108,000	142,906	(a	)
Abbott Laboratories
2.90%	11/30/21	319,000	314,748	(a	)
3.75%	11/30/26	64,000	63,764	(a	)
4.90%	11/30/46	79,000	85,813	(a	)
AbbVie Inc.
2.00%	11/06/18	326,000	325,827	(a	)
3.20%	05/14/26	134,000	124,726	(a	)
4.45%	05/14/46	59,000	54,357	(a	)
4.70%	05/14/45	52,000	50,009	(a	)
4.88%	11/14/48	43,000	42,380
Acadia Healthcare Company Inc.
6.50%	03/01/24	243,000	250,897	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	452,000	438,648
AES Corp.
4.88%	05/15/23	260,000	261,950	(a	)
Aetna Inc.
3.50%	11/15/24	132,000	128,868	(a	)
Aflac Inc.
4.00%	10/15/46	49,000	45,454	(a	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	63,000	63,621
Alibaba Group Holding Ltd.
4.00%	12/06/37	200,000	183,426	(a	)
4.40%	12/06/57	200,000	183,006	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	175,000	168,143	(a,g	)
3.55%	07/26/27	91,000	85,543	(a,g	)
4.50%	07/26/47	52,000	48,292	(a,g	)
Allergan Finance LLC
3.25%	10/01/22	125,000	122,734
4.63%	10/01/42	19,000	17,969

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Allergan Funding SCS
3.00%	03/12/20	$246,000	$245,614	(a	)
3.45%	03/15/22	106,000	105,268	(a	)
4.55%	03/15/35	37,000	35,889	(a	)
4.75%	03/15/45	27,000	26,318	(a	)
Allergan Sales LLC
5.00%	12/15/21	292,000	302,678	(g	)
Altria Group Inc.
2.95%	05/02/23	101,000	98,010	(a	)
3.88%	09/16/46	10,000	8,748	(a	)
4.50%	05/02/43	66,000	63,717	(a	)
Amazon.com Inc.
2.80%	08/22/24	78,000	75,297
3.15%	08/22/27	70,000	67,110
3.88%	08/22/37	53,000	51,838
4.05%	08/22/47	59,000	57,998
4.25%	08/22/57	73,000	72,852
Ameren Corp.
3.65%	02/15/26	86,000	83,527
America Movil SAB de C.V.
3.13%	07/16/22	205,000	200,820	(a	)
5.00%	03/30/20	317,000	324,608	(a	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	176,000	175,278	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	157,000	156,391	(a	)
4.13%	07/01/24	70,000	69,485	(a	)
American Express Co.
3.00%	10/30/24	191,000	182,246
American International Group Inc.
4.50%	07/16/44	158,000	150,035	(a	)
6.40%	12/15/20	79,000	84,039	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	89,000	86,576	(b	)
American Tower Corp. (REIT)
3.38%	10/15/26	54,000	50,300	(a	)
3.40%	02/15/19	385,000	385,785	(a	)
American Water Capital Corp.
2.95%	09/01/27	124,000	115,899	(a	)
Amgen Inc.
2.20%	05/22/19	334,000	332,824	(a	)
2.65%	05/11/22	190,000	184,515	(a	)
3.20%	11/02/27	90,000	84,352	(a	)
4.56%	06/15/48	51,000	49,942	(a	)
AMN Healthcare Inc.
5.13%	10/01/24	289,000	279,607	(g	)
Anadarko Petroleum Corp.
4.85%	03/15/21	16,000	16,425	(a	)
6.20%	03/15/40	58,000	64,488	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	54,000	53,518	(a	)
5.25%	01/15/25	734,000	754,185	(a	)
5.50%	10/15/19	293,000	297,395	(a	)
6.25%	10/15/22	199,000	205,467
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	117,000	115,306	(a	)
4.70%	02/01/36	57,000	57,010	(a	)
4.90%	02/01/46	130,000	130,919	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	184,000	177,554	(a	)
4.00%	04/13/28	46,000	45,321
4.38%	04/15/38	203,000	195,264
4.60%	04/15/48	70,000	67,820
4.75%	04/15/58	65,000	62,912
Anthem Inc.
3.30%	01/15/23	112,000	110,258	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	200,000	189,382	(a,g	)
Apache Corp.
4.38%	10/15/28	52,000	51,105
5.10%	09/01/40	77,000	76,142	(a	)
Apple Inc.
2.50%	02/09/22	91,000	88,999	(a	)
2.85%	05/11/24	131,000	127,035	(a	)

		Principal Amount	Fair Value
3.35%	02/09/27	$63,000	$61,580	(a	)
3.45%	02/09/45	198,000	177,909	(a	)
3.85%	08/04/46	210,000	200,764	(a	)
4.25%	02/09/47	24,000	24,424	(a	)
Applied Materials Inc.
4.35%	04/01/47	84,000	83,740	(a	)
Aptiv PLC
4.40%	10/01/46	91,000	81,866	(a	)
Aramark Services Inc.
5.00%	02/01/28	100,000	98,130	(a,g	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	92,000	84,085	(a	)
Arconic Inc.
5.13%	10/01/24	194,000	195,222	(a	)
6.15%	08/15/20	90,000	93,487	(a	)
Ascension Health
4.85%	11/15/53	84,000	91,407	(a	)
AstraZeneca PLC
2.38%	11/16/20	67,000	65,833	(a	)
3.38%	11/16/25	108,000	104,330	(a	)
3.50%	08/17/23	104,000	103,127
4.00%	01/17/29	70,000	68,946
4.38%	08/17/48	86,000	83,413
AT&T Inc.
2.45%	06/30/20	171,000	168,722	(a	)
3.00%	06/30/22	106,000	103,314	(a	)
3.80%	03/15/22	215,000	215,660
4.10%	02/15/28	165,000	160,123	(g	)
4.45%	04/01/24	98,000	99,851	(a	)
4.50%	05/15/35	149,000	139,100	(a	)
4.50%	03/09/48	78,000	68,218
4.75%	05/15/46	81,000	73,927	(a	)
4.80%	06/15/44	116,000	106,894	(a	)
5.25%	03/01/37	101,000	100,568	(a	)
5.45%	03/01/47	197,000	196,927	(a	)
Athene Holding Ltd.
4.13%	01/12/28	114,000	106,699	(a	)
Avangrid Inc.
3.15%	12/01/24	193,000	183,844	(a	)
Baidu Inc.
2.88%	07/06/22	255,000	245,093	(a	)
Bank of America Corp.
2.65%	04/01/19	255,000	255,023	(a	)
3.25%	10/21/27	3,000	2,797	(a	)
3.95%	04/21/25	131,000	128,191	(a	)
4.25%	10/22/26	64,000	63,211	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	176,000	172,820	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	117,000	114,885	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	234,000	225,251	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	67,000	62,842	(b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	158,000	145,110	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	133,000	130,026	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	160,000	159,891	(b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	72,000	71,670	(a,b	)
Barclays PLC
4.34%	01/10/28	200,000	189,446	(a	)
4.84%	05/09/28	200,000	187,350	(a	)
5.25%	08/17/45	205,000	198,946	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	$200,000	$197,620	(b	)
Barrick North America Finance LLC
5.70%	05/30/41	27,000	29,618	(a	)
BAT Capital Corp.
2.30%	08/14/20	167,000	163,688	(a,g	)
2.76%	08/15/22	134,000	129,189	(a,g	)
3.56%	08/15/27	109,000	101,503	(a,g	)
4.39%	08/15/37	47,000	43,679	(a,g	)
4.54%	08/15/47	68,000	62,673	(a,g	)
Bausch Health Companies Inc.
7.00%	03/15/24	439,000	463,277	(a,g	)
Baxalta Inc.
2.88%	06/23/20	50,000	49,561	(a	)
Bayer US Finance II LLC
3.50%	06/25/21	416,000	414,827	(g	)
3.88%	12/15/23	216,000	214,499	(g	)
4.70%	07/15/64	33,000	28,033	(g	)
Becton Dickinson and Co.
2.89%	06/06/22	135,000	130,261	(a	)
3.70%	06/06/27	154,000	147,195	(a	)
3.73%	12/15/24	3,000	2,938	(a	)
4.67%	06/06/47	19,000	18,886	(a	)
4.69%	12/15/44	21,000	20,732	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	197,000	195,345	(a	)
3.25%	04/15/28	73,000	69,028
3.80%	07/15/48	63,000	56,776
6.13%	04/01/36	42,000	50,935	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,126	(a	)
Berry Global Inc.
5.13%	07/15/23	260,000	261,950	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	43,000	47,745	(a	)
Biogen Inc.
2.90%	09/15/20	63,000	62,681	(a	)
BNP Paribas S.A.
5.00%	01/15/21	75,000	77,578	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	178,456	(a,b,g	)
Boston Scientific Corp.
4.00%	03/01/28	120,000	118,645	(a	)
BP Capital Markets PLC
3.02%	01/16/27	358,000	336,456
3.22%	11/28/23	105,000	103,118	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	16,000	14,215
4.70%	06/22/47	8,000	6,610
Brixmor Operating Partnership LP
3.90%	03/15/27	70,000	66,482	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	71,000	68,770	(a	)
2.65%	01/15/23	35,000	33,056	(a	)
3.13%	01/15/25	42,000	39,001	(a	)
3.88%	01/15/27	64,000	60,321	(a	)
Brown-Forman Corp.
4.00%	04/15/38	33,000	32,654
Buckeye Partners LP
5.60%	10/15/44	52,000	48,401	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	54,000	49,659	(a	)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	86,000	86,297	(a	)
4.15%	12/15/48	128,000	126,300
Campbell Soup Co.
3.30%	03/15/21	231,000	229,408
Canadian Natural Resources Ltd.
3.85%	06/01/27	36,000	35,039	(a	)
4.95%	06/01/47	34,000	35,457	(a	)
Capital One Financial Corp.
3.75%	07/28/26	53,000	49,395
4.20%	10/29/25	61,000	59,478	(a	)

		Principal Amount	Fair Value
Cardinal Health Inc.
2.62%	06/15/22	$70,000	$66,980	(a	)
3.08%	06/15/24	57,000	53,858	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	150,000	145,404	(a	)
Caterpillar Inc.
3.80%	08/15/42	47,000	44,923	(a	)
Catholic Health Initiatives
4.35%	11/01/42	130,000	117,939	(a	)
CBL & Associates LP
4.60%	10/15/24	288,000	232,560
CBS Corp.
2.50%	02/15/23	109,000	102,728	(a	)
2.90%	01/15/27	70,000	62,641	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	289,000	270,562	(g	)
Celgene Corp.
3.45%	11/15/27	3,000	2,795	(a	)
4.35%	11/15/47	6,000	5,411	(a	)
4.55%	02/20/48	126,000	117,088
5.00%	08/15/45	47,000	46,543	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	62,000	59,935
4.45%	09/15/42	40,000	35,165
5.40%	06/15/47	21,000	20,990	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	155,000	148,194	(a	)
CenturyLink Inc.
5.80%	03/15/22	87,000	88,522	(a	)
CF Industries Inc.
7.13%	05/01/20	179,000	188,397	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	107,000	106,732	(a	)
4.91%	07/23/25	46,000	46,766	(a	)
5.38%	05/01/47	82,000	78,197	(a	)
5.75%	04/01/48	54,000	53,935
6.38%	10/23/35	21,000	22,643	(a	)
6.48%	10/23/45	51,000	54,838	(a	)
Chevron Corp.
2.42%	11/17/20	79,000	78,015	(a	)
3.19%	06/24/23	98,000	97,277	(a	)
Church & Dwight Company Inc.
2.45%	08/01/22	63,000	60,453	(a	)
Cigna Corp.
3.25%	04/15/25	108,000	102,211	(a	)
3.88%	10/15/47	80,000	68,485	(a	)
Cimarex Energy Co.
3.90%	05/15/27	17,000	16,231	(a	)
Cinemark USA Inc.
4.88%	06/01/23	180,000	177,075	(a	)
Cisco Systems Inc.
5.90%	02/15/39	79,000	98,166
Citibank NA
2.85%	02/12/21	255,000	252,001
Citigroup Inc.
2.05%	12/07/18	327,000	326,689	(a	)
2.40%	02/18/20	226,000	223,738
2.70%	10/27/22	112,000	107,709	(a	)
2.90%	12/08/21	176,000	172,322	(a	)
4.40%	06/10/25	53,000	52,989
4.45%	09/29/27	39,000	38,544	(a	)
4.65%	07/30/45	46,000	46,365	(a	)
4.65%	07/23/48	196,000	197,929
4.75%	05/18/46	78,000	76,303	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	88,000	85,059	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	59,000	54,411	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	36,000	34,479	(a,b	)
CME Group Inc.
3.75%	06/15/28	76,000	76,033
CMS Energy Corp.
4.88%	03/01/44	190,000	200,393	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
CNA Financial Corp.
3.45%	08/15/27	$63,000	$58,311	(a	)
5.88%	08/15/20	262,000	273,457	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	119,000	118,628	(a	)
4.38%	11/06/20	93,000	94,046	(a	)
4.88%	04/01/21	117,000	119,925	(a	)
CNH Industrial N.V.
4.50%	08/15/23	154,000	156,372	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	426,892	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	110,000	109,811	(a	)
Comcast Corp.
3.38%	08/15/25	8,000	7,714	(a	)
3.97%	11/01/47	264,000	235,525	(a	)
4.20%	08/15/34	98,000	94,241	(a	)
4.60%	08/15/45	84,000	82,097	(a	)
Commonwealth Bank of Australia
4.32%	01/10/48	203,000	183,350	(a,g	)
Concho Resources Inc.
3.75%	10/01/27	30,000	28,727	(a	)
4.30%	08/15/28	146,000	145,263
4.88%	10/01/47	51,000	51,616	(a	)
ConocoPhillips Co.
4.30%	11/15/44	21,000	21,601
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	132,000	123,169	(a	)
3.88%	06/15/47	76,000	70,838
Constellation Brands Inc.
2.70%	05/09/22	135,000	130,055	(a	)
4.50%	05/09/47	35,000	32,597	(a	)
Continental Resources Inc.
4.50%	04/15/23	97,000	98,697
Corning Inc.
4.38%	11/15/57	70,000	61,431	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	190,000	186,027	(a	)
4.38%	06/15/22	281,000	287,952	(a	)
Crane Co.
4.20%	03/15/48	44,000	40,980	(a	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	250,000	247,972	(a	)
3.80%	06/09/23	470,000	464,374	(a	)
CSX Corp.
4.50%	08/01/54	88,000	85,437	(a	)
CVS Health Corp.
2.25%	08/12/19	205,000	203,897
3.13%	03/09/20	615,000	614,674
3.35%	03/09/21	400,000	399,088
3.70%	03/09/23	130,000	129,431
3.88%	07/20/25	67,000	65,966	(a	)
4.10%	03/25/25	130,000	129,553
4.30%	03/25/28	57,000	56,501
4.78%	03/25/38	83,000	82,752
5.00%	12/01/24	126,000	131,467
5.05%	03/25/48	95,000	97,046
5.13%	07/20/45	39,000	39,971	(a	)
D.R. Horton Inc.
2.55%	12/01/20	193,000	188,592	(a	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	250,000	254,987	(a,g	)
Dell International LLC/EMC Corp.
3.48%	06/01/19	218,000	218,606	(a,g	)
5.45%	06/15/23	94,000	98,777	(a,g	)
6.02%	06/15/26	53,000	56,608	(a,g	)
8.10%	07/15/36	15,000	17,985	(g	)
8.35%	07/15/46	30,000	37,355	(a,g	)
Deutsche Bank AG
2.70%	07/13/20	155,000	151,754	(a	)
3.30%	11/16/22	205,000	194,885	(a	)
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88%	12/01/32	202,000	178,730	(b	)
Devon Energy Corp.
4.00%	07/15/21	251,000	253,442

		Principal Amount	Fair Value
5.00%	06/15/45	$57,000	$56,796	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	343,000	342,592	(a,g	)
Diageo Investment Corp.
2.88%	05/11/22	146,000	143,334	(a	)
Discover Bank
3.10%	06/04/20	291,000	289,123	(a	)
Discovery Communications LLC
2.20%	09/20/19	178,000	176,596	(a	)
3.95%	03/20/28	110,000	104,423	(a	)
5.00%	09/20/37	43,000	41,879	(a	)
5.20%	09/20/47	27,000	26,374	(a	)
DISH DBS Corp.
5.88%	07/15/22	96,000	93,706
Dollar Tree Inc.
3.70%	05/15/23	130,000	128,290
4.00%	05/15/25	126,000	123,495
Dominion Energy Inc.
2.50%	12/01/19	199,000	197,561
2.58%	07/01/20	124,000	122,388	(a	)
3.63%	12/01/24	85,000	83,141	(a	)
DTE Energy Co.
2.85%	10/01/26	77,000	70,557	(a	)
3.85%	12/01/23	78,000	78,316	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	85,000	80,923
Duke Energy Corp.
3.75%	09/01/46	29,000	25,552	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	89,000	87,359	(a	)
Duke Realty LP
3.25%	06/30/26	84,000	78,879
3.38%	12/15/27	63,000	59,044	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	140,000	130,654	(a,g	)
Eastman Chemical Co.
3.60%	08/15/22	55,000	55,033	(a	)
Eaton Corp.
3.10%	09/15/27	93,000	86,698	(a	)
Ecolab Inc.
3.25%	12/01/27	57,000	54,686
3.95%	12/01/47	55,000	52,350
Ecopetrol S.A.
5.88%	05/28/45	114,000	112,442	(a	)
7.63%	07/23/19	79,000	81,834	(a	)
Edison International
4.13%	03/15/28	85,000	84,139
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.87%	05/01/20	172,000	173,054	(a,b	)
Electricite de France S.A.
2.15%	01/22/19	224,000	223,597	(a,g	)
Eli Lilly & Co.
3.70%	03/01/45	23,000	21,767	(a	)
EMC Corp.
2.65%	06/01/20	447,000	438,619	(a	)
Emera US Finance LP
4.75%	06/15/46	32,000	31,529	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	20,000	21,372	(a	)
Encana Corp.
3.90%	11/15/21	168,000	168,630	(a	)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	264,000	265,650	(a,g	)
Enel Finance International N.V.
3.63%	05/25/27	273,000	246,707	(a,g	)
Energy Transfer Equity LP
5.88%	01/15/24	677,000	714,235	(a	)
Energy Transfer Partners LP
4.20%	09/15/23	73,000	73,580
4.95%	06/15/28	44,000	44,830
5.80%	06/15/38	78,000	81,288
6.13%	12/15/45	40,000	42,404
6.50%	02/01/42	121,000	133,181	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	85,000	86,212	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
EnLink Midstream Partners LP
4.15%	06/01/25	$191,000	$180,734
Entergy Louisiana LLC
3.05%	06/01/31	85,000	77,462	(a	)
4.00%	03/15/33	51,000	51,038
Enterprise Products Operating LLC
4.25%	02/15/48	108,000	101,553	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	57,000	53,395	(a,b	)
EOG Resources Inc.
4.10%	02/01/21	202,000	205,315
4.15%	01/15/26	98,000	100,150	(a	)
EPR Properties
4.95%	04/15/28	86,000	84,579
EQT Corp.
3.90%	10/01/27	60,000	56,234	(a	)
EQT Midstream Partners LP
4.75%	07/15/23	33,000	33,501
5.50%	07/15/28	33,000	33,929
ERP Operating LP
4.50%	07/01/44	53,000	53,388	(a	)
Exelon Corp.
3.50%	06/01/22	111,000	109,076	(a	)
4.45%	04/15/46	147,000	142,905	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	107,000	99,368	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	38,000	37,247	(a	)
FedEx Corp.
4.10%	02/01/45	176,000	160,303	(a	)
FirstEnergy Corp.
3.90%	07/15/27	43,000	41,853	(a	)
4.85%	07/15/47	67,000	68,658	(a	)
Florida Power & Light Co.
4.13%	02/01/42	101,000	101,005	(a	)
Ford Motor Co.
4.35%	12/08/26	105,000	98,908	(a	)
Ford Motor Credit Company LLC
3.22%	01/09/22	656,000	633,880	(a	)
3.34%	03/28/22	200,000	193,288
Frontier Communications Corp.
7.13%	03/15/19	267,000	268,669	(a	)
General Dynamics Corp.
2.13%	08/15/26	140,000	125,394	(a	)
2.88%	05/11/20	211,000	210,496
3.00%	05/11/21	296,000	294,416
3.38%	05/15/23	147,000	146,722
3.50%	05/15/25	141,000	140,707
General Mills Inc.
3.20%	04/16/21	200,000	198,808
3.70%	10/17/23	126,000	125,253
4.55%	04/17/38	57,000	54,739
4.70%	04/17/48	57,000	54,760
General Motors Co.
5.20%	04/01/45	24,000	21,789	(a	)
General Motors Financial Company Inc.
2.35%	10/04/19	212,000	210,541
3.15%	01/15/20	206,000	205,901	(a	)
3.20%	07/13/20	154,000	153,492	(a	)
3.55%	04/09/21	285,000	284,581
5.25%	03/01/26	106,000	108,375	(a	)
Gilead Sciences Inc.
2.55%	09/01/20	75,000	74,215	(a	)
2.95%	03/01/27	29,000	26,970	(a	)
3.50%	02/01/25	68,000	66,742	(a	)
3.65%	03/01/26	70,000	68,682	(a	)
4.15%	03/01/47	107,000	101,366	(a	)
4.80%	04/01/44	53,000	54,747	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	147,000	146,378
3.63%	05/15/25	141,000	140,556
GlaxoSmithKline Capital PLC
3.13%	05/14/21	148,000	147,744
Glencore Finance Canada Ltd.
4.95%	11/15/21	86,000	88,575	(g	)

		Principal Amount	Fair Value
Glencore Funding LLC
2.50%	01/15/19	$404,000	$403,305	(a,g	)
Grupo Televisa SAB
5.00%	05/13/45	204,000	190,075	(a	)
H&E Equipment Services Inc.
5.63%	09/01/25	315,000	313,834
Halfmoon Parent Inc.
3.20%	09/17/20	214,000	213,311	(g	)
3.40%	09/17/21	107,000	106,605	(g	)
3.75%	07/15/23	104,000	103,895	(g	)
4.13%	11/15/25	174,000	173,661	(g	)
4.38%	10/15/28	70,000	69,803	(g	)
4.80%	08/15/38	53,000	53,186	(g	)
4.90%	12/15/48	65,000	64,975	(g	)
Halliburton Co.
3.80%	11/15/25	98,000	97,115	(a	)
5.00%	11/15/45	71,000	75,673	(a	)
HCA Inc.
4.75%	05/01/23	521,000	530,769	(a	)
Hess Corp.
5.60%	02/15/41	38,000	38,633	(a	)
5.80%	04/01/47	24,000	25,256	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	39,000	40,203	(a	)
Highwoods Realty LP
4.13%	03/15/28	84,000	81,722	(a	)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	291,000	292,455	(g	)
HSBC Holdings PLC
4.25%	03/14/24	222,000	220,604	(a	)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	216,000	214,579	(b	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	220,000	218,031	(b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	444,219	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	205,000	198,009	(b	)
Hyundai Capital America
3.10%	04/05/22	86,000	83,519	(a,g	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	268,000	272,315	(a	)
ING Bank N.V.
2.70%	08/17/20	200,000	197,514	(a,g	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	118,000	115,238	(a	)
Intel Corp.
2.60%	05/19/26	62,000	57,885	(a	)
2.88%	05/11/24	46,000	44,602	(a	)
International Business Machines Corp.
3.30%	01/27/27	132,000	128,869
International Paper Co.
4.40%	08/15/47	109,000	100,491	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	307,000	294,757	(a	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	159,000	163,182	(a,g	)
Jabil Inc.
3.95%	01/12/28	118,000	111,281	(a	)
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	193,000	191,283	(g	)
Jefferies Group LLC
5.13%	01/20/23	88,000	90,873	(a	)
6.50%	01/20/43	83,000	85,363	(a	)
Johnson & Johnson
3.63%	03/03/37	73,000	70,210	(a	)
Johnson Controls International PLC
4.50%	02/15/47	44,000	42,236	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	196,000	190,400	(a	)
2.55%	10/29/20	197,000	194,143	(a	)
3.30%	04/01/26	114,000	109,164	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
3.63%	12/01/27	$67,000	$63,158	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	74,000	70,034	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	135,000	125,824	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	46,000	41,804	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	90,000	88,440	(b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	82,000	76,155	(a,b	)
JPMorgan Chase & Co. (4.20% fixed rate until 07/23/28; 1.26% + 3 month USD LIBOR thereafter)
4.20%	07/23/29	160,000	159,440	(b	)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	128,000	121,309	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	243,000	252,414	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.81%	12/29/49	162,000	162,583	(a,b	)
Keurig Dr Pepper Inc.
3.55%	05/25/21	633,000	631,645	(g	)
4.06%	05/25/23	147,000	147,185	(g	)
4.50%	11/15/45	64,000	59,269
4.60%	05/25/28	141,000	141,949	(g	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	79,000	79,164	(a	)
5.30%	09/15/20	101,000	104,569
6.38%	03/01/41	52,000	58,833	(a	)
Kinder Morgan Inc.
3.05%	12/01/19	67,000	66,926	(a	)
4.30%	03/01/28	83,000	82,207	(a	)
5.05%	02/15/46	52,000	51,797	(a	)
5.55%	06/01/45	86,000	91,080	(a	)
Kraft Heinz Foods Co.
4.38%	06/01/46	100,000	88,032	(a	)
L Brands Inc.
5.25%	02/01/28	193,000	165,806
Lamb Weston Holdings Inc.
4.63%	11/01/24	292,000	285,810	(a,g	)
Lee Enterprises Inc.
9.50%	03/15/22	203,000	211,374	(a,g	)
Lennar Corp.
4.75%	05/30/25	174,000	169,867	(a	)
4.75%	11/29/27	278,000	266,880
Lincoln National Corp.
3.63%	12/12/26	67,000	64,224	(a	)
3.80%	03/01/28	79,000	76,199	(a	)
4.35%	03/01/48	79,000	73,499	(a	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	203,000	193,494	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	73,000	72,173	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	33,000	30,121	(a	)
LYB International Finance BV
4.88%	03/15/44	39,000	38,031	(a	)
LYB International Finance II BV
3.50%	03/02/27	45,000	42,149	(a	)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	32,000	23,926	(a	)
Marathon Oil Corp.
2.70%	06/01/20	231,000	227,881
3.85%	06/01/25	53,000	51,833	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	104,000	101,319	(a	)
Masco Corp.
3.50%	11/15/27	42,000	38,599	(a	)

		Principal Amount	Fair Value
McDonald’s Corp.
3.70%	01/30/26	$26,000	$25,725	(a	)
3.80%	04/01/28	121,000	119,155
4.88%	12/09/45	52,000	54,297	(a	)
Medtronic Inc.
2.50%	03/15/20	223,000	221,464	(a	)
4.63%	03/15/45	127,000	134,370	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	118,000	115,632	(a	)
Merck & Company Inc.
2.75%	02/10/25	101,000	96,959	(a	)
MetLife Inc.
4.05%	03/01/45	29,000	27,183	(a	)
4.72%	12/15/44	88,000	90,985	(a	)
MGM Resorts International
4.63%	09/01/26	167,000	155,519	(a	)
Microsoft Corp.
1.55%	08/08/21	167,000	160,330	(a	)
2.40%	08/08/26	125,000	115,246	(a	)
3.45%	08/08/36	64,000	60,924	(a	)
3.50%	02/12/35	73,000	70,051
3.70%	08/08/46	275,000	263,585	(a	)
4.00%	02/12/55	98,000	96,629	(a	)
4.10%	02/06/37	37,000	38,196	(a	)
4.50%	02/06/57	38,000	41,050	(a	)
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	506,948	(a,g	)
Mizuho Financial Group Inc.
2.63%	04/12/21	205,000	200,029	(a,g	)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	220,000	218,953	(b	)
Molina Healthcare Inc.
4.88%	06/15/25	227,000	223,323	(a,g	)
Molson Coors Brewing Co.
2.10%	07/15/21	214,000	205,838	(a	)
4.20%	07/15/46	53,000	46,864	(a	)
Morgan Stanley
2.45%	02/01/19	560,000	559,574	(a	)
2.63%	11/17/21	203,000	197,332	(a	)
2.65%	01/27/20	188,000	186,772	(a	)
2.75%	05/19/22	153,000	148,375	(a	)
3.70%	10/23/24	50,000	49,269	(a	)
3.95%	04/23/27	268,000	256,974	(a	)
4.10%	05/22/23	191,000	192,028	(a	)
4.38%	01/22/47	117,000	113,790	(a	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	61,000	57,220	(a,b	)
MPLX LP
3.38%	03/15/23	70,000	68,541	(a	)
4.50%	04/15/38	69,000	64,932	(a	)
4.70%	04/15/48	70,000	65,519	(a	)
5.20%	03/01/47	28,000	28,059	(a	)
MUFG Bank Ltd.
2.30%	03/10/19	600,000	598,320	(a,g	)
MUFG Bank Ltd.
2.30%	03/05/20	216,000	213,049	(g	)
Murphy Oil Corp.
5.75%	08/15/25	651,000	661,741	(a	)
Mylan Inc.
4.55%	04/15/28	33,000	32,083	(g	)
5.20%	04/15/48	67,000	62,185	(g	)
Mylan N.V.
3.15%	06/15/21	90,000	88,629	(a	)
3.95%	06/15/26	56,000	53,029	(a	)
National Retail Properties Inc.
4.00%	11/15/25	115,000	113,005	(a	)
Navient Corp.
6.75%	06/15/26	180,000	177,750
8.00%	03/25/20	167,000	175,976	(a	)
Newell Brands Inc.
3.85%	04/01/23	43,000	42,072	(a	)
4.20%	04/01/26	42,000	39,931	(a	)
5.50%	04/01/46	15,000	14,277	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Newfield Exploration Co.
5.38%	01/01/26	$289,000	$298,754
Newmont Mining Corp.
4.88%	03/15/42	95,000	92,354	(a	)
Nexen Energy ULC
6.40%	05/15/37	59,000	71,451	(a	)
NGPL PipeCo LLC
4.88%	08/15/27	51,000	50,745	(a,g	)
Noble Energy Inc.
3.90%	11/15/24	73,000	71,711	(a	)
5.05%	11/15/44	29,000	28,044	(a	)
Nordstrom Inc.
5.00%	01/15/44	6,000	5,524	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	93,000	87,041
Northern States Power Co.
2.20%	08/15/20	355,000	348,748	(a	)
Northrop Grumman Corp.
2.08%	10/15/20	67,000	65,503	(a	)
2.55%	10/15/22	53,000	51,083	(a	)
2.93%	01/15/25	98,000	92,957	(a	)
3.25%	01/15/28	73,000	68,622	(a	)
3.85%	04/15/45	27,000	24,585	(a	)
4.03%	10/15/47	70,000	65,555	(a	)
Novartis Capital Corp.
3.00%	11/20/25	18,000	17,284	(a	)
NRG Energy Inc.
6.25%	07/15/22	128,000	132,058	(a	)
Nucor Corp.
3.95%	05/01/28	135,000	134,675
4.13%	09/15/22	77,000	78,525	(a	)
Nutrien Ltd.
4.00%	12/15/26	65,000	62,878
4.90%	06/01/43	79,000	77,712
Occidental Petroleum Corp.
4.10%	02/15/47	37,000	35,830	(a	)
4.20%	03/15/48	60,000	59,174	(a	)
Olin Corp.
5.00%	02/01/30	289,000	269,492
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	118,000	117,350	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	28,000	26,436
Oracle Corp.
2.40%	09/15/23	69,000	65,800	(a	)
3.25%	11/15/27	104,000	100,031	(a	)
3.80%	11/15/37	41,000	39,042	(a	)
4.00%	07/15/46 - 11/15/47	187,000	178,162	(a	)
4.13%	05/15/45	51,000	49,540	(a	)
Oshkosh Corp.
5.38%	03/01/25	95,000	97,850
Owens Corning
4.40%	01/30/48	53,000	43,919	(a	)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	104,164	(a,g	)
Pacific Gas & Electric Co.
3.40%	08/15/24	456,000	435,439	(a	)
PacifiCorp
6.25%	10/15/37	4,000	5,003	(a	)
Packaging Corporation of America
3.40%	12/15/27	46,000	43,206	(a	)
Parker-Hannifin Corp.
3.25%	03/01/27	185,000	177,391	(a	)
Party City Holdings Inc.
6.63%	08/01/26	80,000	81,000	(g	)
Penske Automotive Group Inc.
5.38%	12/01/24	243,000	237,229	(a	)
PepsiCo Inc.
3.45%	10/06/46	50,000	45,007	(a	)
Perrigo Finance Unlimited Co.
3.90%	12/15/24	223,000	215,719	(a	)
Petroleos Mexicanos
4.50%	01/23/26	58,000	54,282	(a	)
5.35%	02/12/28	48,000	45,223	(a,g	)
5.63%	01/23/46	61,000	51,658	(a	)
6.35%	02/12/48	60,000	54,772	(a,g	)

		Principal Amount	Fair Value
6.38%	01/23/45	$79,000	$72,795	(a	)
6.50%	03/13/27	110,000	112,177	(a	)
6.75%	09/21/47	141,000	134,150	(a	)
Pfizer Inc.
3.00%	12/15/26	61,000	58,529	(a	)
3.20%	09/15/23	104,000	103,172
3.60%	09/15/28	174,000	171,905
4.13%	12/15/46	66,000	65,442	(a	)
4.40%	05/15/44	38,000	39,001	(a	)
Philip Morris International Inc.
4.13%	03/04/43	121,000	112,074	(a	)
Phillips 66
3.90%	03/15/28	127,000	124,938	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	57,000	54,114	(a	)
4.68%	02/15/45	77,000	72,997	(a	)
Pilgrim’s Pride Corp.
5.88%	09/30/27	193,000	182,752	(g	)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	53,000	47,917	(a	)
5.75%	01/15/20	120,000	123,188	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	151,000	140,222	(a	)
Precision Castparts Corp.
4.38%	06/15/45	105,000	107,435	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	171,000	170,578	(b	)
Public Service Company of Colorado
3.70%	06/15/28	159,000	158,625
Public Service Electric & Gas Co.
2.38%	05/15/23	258,000	246,571	(a	)
PulteGroup Inc.
5.50%	03/01/26	200,000	198,625	(a	)
QUALCOMM Inc.
2.90%	05/20/24	9,000	8,596	(a	)
3.00%	05/20/22	50,000	49,237	(a	)
3.25%	05/20/27	8,000	7,517	(a	)
4.30%	05/20/47	29,000	27,337	(a	)
Range Resources Corp.
5.00%	08/15/22	289,000	286,471
Realty Income Corp.
3.00%	01/15/27	59,000	54,350	(a	)
Republic Services Inc.
3.38%	11/15/27	42,000	39,949	(a	)
Reynolds American Inc.
4.45%	06/12/25	6,000	6,038	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	61,000	59,835	(a	)
Rockwell Collins Inc.
3.50%	03/15/27	98,000	93,214	(a	)
Rogers Communications Inc.
5.00%	03/15/44	45,000	47,102	(a	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	201,000	200,423	(b	)
RPM International Inc.
3.75%	03/15/27	68,000	64,522	(a	)
Ryder System Inc.
2.45%	09/03/19	410,000	408,077	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	86,000	83,414	(a	)
5.00%	03/15/27	43,000	44,130	(a	)
salesforce.com Inc.
3.25%	04/11/23	130,000	129,091
3.70%	04/11/28	180,000	179,404
Santander Holdings USA Inc.
2.65%	04/17/20	316,000	311,819	(a	)
3.70%	03/28/22	283,000	279,332
4.40%	07/13/27	76,000	72,632
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	194,820	(a,g	)
Schlumberger Holdings Corp.
3.00%	12/21/20	128,000	126,998	(a,g	)
Sempra Energy
3.80%	02/01/38	49,000	44,108	(a	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
4.00%	02/01/48	$61,000	$54,328	(a	)
Shell International Finance BV
3.40%	08/12/23	80,000	79,910	(a	)
3.75%	09/12/46	45,000	42,206	(a	)
4.13%	05/11/35	55,000	55,696	(a	)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	26,000	24,766	(a	)
3.20%	09/23/26	49,000	45,189	(a	)
Simon Property Group LP
3.38%	06/15/27	104,000	99,573	(a	)
Sinclair Television Group Inc.
5.38%	04/01/21	259,000	260,295	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	81,000	79,682	(a,g	)
4.25%	02/01/27	94,000	88,836	(a,g	)
South Carolina Electric & Gas Co.
4.10%	06/15/46	24,000	21,941	(a	)
Southern California Edison Co.
2.40%	02/01/22	150,000	144,408	(a	)
Southern Copper Corp.
5.88%	04/23/45	64,000	70,119	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	120,000	109,795	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	38,000	35,800	(a	)
4.50%	03/15/45	26,000	24,866	(a	)
Sprint Corp.
7.63%	02/15/25	378,000	400,869	(a	)
Standard Industries Inc.
5.38%	11/15/24	516,000	514,710	(a,g	)
Starbucks Corp.
4.00%	11/15/28	173,000	172,403
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	252,000	249,687
Suncor Energy Inc.
4.00%	11/15/47	33,000	30,988	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	95,000	91,175
Syngenta Finance N.V.
3.70%	04/24/20	225,000	224,651	(g	)
3.93%	04/23/21	330,000	329,251	(g	)
4.44%	04/24/23	200,000	198,610	(g	)
5.18%	04/24/28	200,000	192,026	(g	)
Sysco Corp.
3.25%	07/15/27	89,000	83,624	(a	)
T-Mobile USA Inc.
4.50%	02/01/26	366,000	347,700	(a	)
Tampa Electric Co.
4.35%	05/15/44	140,000	136,546	(a	)
Target Corp.
2.50%	04/15/26	106,000	98,004	(a	)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	116,000	123,447	(a,g	)
Teck Resources Ltd.
5.40%	02/01/43	266,000	250,870
Telecom Italia S.p.A.
5.30%	05/30/24	477,000	463,310	(g	)
Telefonica Emisiones SAU
4.10%	03/08/27	300,000	288,909	(a	)
Tencent Holdings Ltd.
3.93%	01/19/38	200,000	181,176	(a,g	)
Tenet Healthcare Corp.
4.75%	06/01/20	330,000	332,887	(a	)
6.00%	10/01/20	320,000	330,000	(a	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	517,000	508,283	(a	)
2.20%	07/21/21	80,000	75,150	(a	)
2.80%	07/21/23	480,000	425,921
Texas Instruments Inc.
4.15%	05/15/48	70,000	70,281
The Allstate Corp.
4.20%	12/15/46	57,000	55,621	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	205,000	212,056	(a,b	)

		Principal Amount	Fair Value
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	$109,000	$105,442	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	129,000	123,933	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	146,000	136,936	(a,b	)
The Boeing Co.
3.25%	03/01/28	109,000	105,792	(a	)
3.55%	03/01/38	118,000	111,630	(a	)
The Dow Chemical Co.
4.25%	10/01/34	100,000	95,715	(a	)
The George Washington University
4.13%	09/15/48	100,000	99,454
The Goldman Sachs Group Inc.
2.30%	12/13/19	605,000	599,700	(a	)
2.35%	11/15/21	211,000	203,214	(a	)
2.63%	04/25/21	270,000	264,368	(a	)
3.85%	01/26/27	60,000	58,246	(a	)
4.25%	10/21/25	11,000	10,894	(a	)
4.80%	07/08/44	83,000	84,711	(a	)
5.15%	05/22/45	131,000	133,976	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	207,000	200,142	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	74,000	70,599	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	84,000	77,665	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	104,000	102,447	(b	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.44%	02/12/47	120,000	112,621	(a,b,g	)
The Home Depot Inc.
3.35%	09/15/25	57,000	56,282	(a	)
3.50%	09/15/56	92,000	80,009	(a	)
3.90%	06/15/47	70,000	67,465	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	214,000	214,291
The Korea Development Bank
3.38%	09/16/25	205,000	197,778	(a	)
The Kroger Co.
2.95%	11/01/21	225,000	221,314	(a	)
4.65%	01/15/48	56,000	52,935	(a	)
The Mosaic Co.
5.63%	11/15/43	27,000	27,646	(a	)
The Sherwin-Williams Co.
2.25%	05/15/20	146,000	143,909	(a	)
2.75%	06/01/22	55,000	53,316	(a	)
3.45%	06/01/27	4,000	3,802	(a	)
4.50%	06/01/47	17,000	16,342	(a	)
The Southern Co.
1.85%	07/01/19	534,000	529,963
3.25%	07/01/26	62,000	57,833	(a	)
4.40%	07/01/46	55,000	52,337	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	181,000	169,722	(a,b	)
The Walt Disney Co.
4.13%	06/01/44	37,000	36,722	(a	)
The Williams Companies Inc.
3.75%	06/15/27	37,000	35,272	(a	)
3.90%	01/15/25	64,000	62,687	(a	)
4.85%	03/01/48	74,000	71,451	(a	)
4.90%	01/15/45	40,000	38,820	(a	)
5.40%	03/04/44	24,000	24,713	(a	)
Time Warner Cable LLC
4.50%	09/15/42	24,000	20,523	(a	)
6.55%	05/01/37	66,000	71,612	(a	)
TransCanada PipeLines Ltd.
4.88%	01/15/26	38,000	39,699

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	$104,000	$101,556
Tyco Electronics Group S.A.
2.35%	08/01/19	308,000	306,525	(a	)
3.13%	08/15/27	101,000	94,193	(a	)
Tyson Foods Inc.
2.65%	08/15/19	63,000	62,856	(a	)
4.55%	06/02/47	29,000	27,107	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	355,000	364,656	(a,b	)
UBS Group Funding Switzerland AG
2.95%	09/24/20	401,000	397,158	(a,g	)
Union Pacific Corp.
3.20%	06/08/21	212,000	211,525
3.50%	06/08/23	160,000	159,582
3.60%	09/15/37	28,000	25,705	(a	)
4.10%	09/15/67	55,000	48,054	(a	)
United Technologies Corp.
3.65%	08/16/23	173,000	172,448
3.95%	08/16/25	69,000	68,727
4.13%	11/16/28	122,000	121,368
4.15%	05/15/45	40,000	37,346
4.45%	11/16/38	71,000	70,493
4.50%	06/01/42	40,000	39,503
4.63%	11/16/48	71,000	71,361
UnitedHealth Group Inc.
4.75%	07/15/45	19,000	20,338	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	33,000	33,337	(a	)
6.25%	08/10/26	42,000	45,928	(a	)
6.88%	11/10/39	47,000	54,937	(a	)
Vale S.A.
5.63%	09/11/42	29,000	29,814	(a	)
Valero Energy Partners LP
4.38%	12/15/26	190,000	186,479
Ventas Realty LP
3.25%	10/15/26	116,000	106,997	(a	)
Verizon Communications Inc.
3.38%	02/15/25	50,000	48,582	(a	)
4.33%	09/21/28	125,000	125,631	(g	)
4.40%	11/01/34	98,000	95,485	(a	)
4.67%	03/15/55	83,000	78,433	(a	)
4.86%	08/21/46	407,000	407,969	(a	)
5.01%	04/15/49	52,000	53,000
5.25%	03/16/37	67,000	71,441	(a	)
Viacom Inc.
3.45%	10/04/26	66,000	62,014	(a	)
5.25%	04/01/44	22,000	21,540	(a	)
Virgin Media Finance PLC
5.75%	01/15/25	234,000	228,908	(a,g	)
Virginia Electric & Power Co.
4.00%	11/15/46	160,000	152,514	(a	)
Visa Inc.
3.15%	12/14/25	43,000	41,665	(a	)
4.30%	12/14/45	70,000	72,547	(a	)
Vodafone Group PLC
4.38%	05/30/28	155,000	152,608
5.25%	05/30/48	53,000	53,128
Vornado Realty LP
3.50%	01/15/25	67,000	63,937	(a	)
Vulcan Materials Co.
3.90%	04/01/27	45,000	43,028	(a	)
Wabtec Corp.
3.45%	11/15/26	42,000	38,511	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	40,000	38,164	(a	)
Walmart Inc.
3.63%	12/15/47	68,000	63,607	(a	)
3.70%	06/26/28	147,000	146,956
3.95%	06/28/38	58,000	57,893
4.05%	06/29/48	71,000	71,007
Warner Media LLC
5.35%	12/15/43	72,000	70,925	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	110,000	108,065	(a	)

		Principal Amount	Fair Value
WellCare Health Plans Inc.
5.25%	04/01/25	$212,000	$214,385	(a	)
Wells Fargo & Co.
2.63%	07/22/22	299,000	288,380	(a	)
3.90%	05/01/45	8,000	7,437	(a	)
4.75%	12/07/46	133,000	132,295	(a	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	154,000	161,877	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	145,000	147,232	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.10%	03/29/49	190,000	192,540	(a,b	)
Wells Fargo Bank NA
2.60%	01/15/21	989,000	972,157	(a	)
Western Gas Partners LP
4.00%	07/01/22	93,000	92,651	(a	)
5.38%	06/01/21	42,000	43,401	(a	)
Westlake Chemical Corp.
3.60%	08/15/26	30,000	28,197	(a	)
4.38%	11/15/47	15,000	13,388	(a	)
5.00%	08/15/46	40,000	39,295	(a	)
WestRock Co.
3.00%	09/15/24	81,000	76,569	(a,g	)
Willis North America Inc.
3.60%	05/15/24	113,000	109,784	(a	)
WPP Finance 2010
3.75%	09/19/24	74,000	71,427	(a	)
Xilinx Inc.
2.95%	06/01/24	75,000	71,245	(a	)
XPO Logistics Inc.
6.50%	06/15/22	121,000	124,932	(a,g	)
Yamana Gold Inc.
4.63%	12/15/27	89,000	83,543
Zoetis Inc.
3.00%	09/12/27	44,000	40,715	(a	)
3.90%	08/20/28	104,000	102,701
			95,407,514
Non-Agency Collateralized Mortgage Obligations – 3.6%
BANK 2018-BNK10
4.16%	02/15/61	195,734	192,164	(a,b	)
BANK 2018-BNK11
4.50%	03/15/61	139,000	141,492	(b	)
BXP Trust 2017-GM
3.38%	06/13/39	714,000	689,214	(a,g	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	376,558	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	560,118	558,350	(a,b	)
4.03%	12/10/49	336,823	337,738	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	250,000	256,746
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	176,049	(a,b,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	248,809	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
2.12%	11/10/45	731,807	49,512	(a,b,d	)
GS Mortgage Securities Trust 2015-GC28
1.26%	02/10/48	2,643,888	119,077	(a,b,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	333,000	312,799	(a	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	406,216	403,889	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	767,075	746,289	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	291,000	293,878	(b	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.94%	10/25/34	67,039	66,498	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.70%	12/15/47	891,155	43,575	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%	07/15/45	125,000	126,939	(a,b	)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	$82,398	$113	(a,b,d,g	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	11,586	11,702	(a,b	)
6.11%	07/15/40	24,785	25,034	(a,g	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.50%	02/15/48	3,003,456	178,502	(a,b,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.08%	03/15/48	3,645,138	166,609	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.37%	10/15/42	250,000	255,793	(a,b	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	76,716	76,714	(a,b	)
Morgan Stanley Capital I Trust 2016-UBS9
1.37%	03/15/49	2,911,366	185,252	(a,b,d	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	213,000	221,514	(b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	2,945,779	173,730	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.19%	07/17/36	1,275,000	1,283,549	(b,g	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	240,008	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	547,763	(a,b	)
			8,505,859
Sovereign Bonds – 0.7%
Government of Chile
3.86%	06/21/47	200,000	190,024	(a	)
Government of Colombia
5.00%	06/15/45	200,000	199,962	(a	)
Government of Mexico
4.00%	10/02/23	86,000	86,628
4.75%	03/08/44	200,000	191,266	(a	)
Government of Oman
4.13%	01/17/23	220,000	214,509	(a,g	)
Government of Panama
4.00%	09/22/24	200,000	202,718	(a	)
Government of Peru
5.63%	11/18/50	105,000	124,495	(a	)
Government of Philippines
3.95%	01/20/40	200,000	193,162	(a	)
Government of Uruguay
5.10%	06/18/50	105,744	107,906	(a	)
			1,510,670
Municipal Bonds and Notes – 0.9%
American Municipal Power Inc.
6.27%	02/15/50	135,000	163,906	(a	)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	400,000	451,080
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	168,066	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	470,000	487,047	(a	)

		Principal Amount	Fair Value
State of California
4.60%	04/01/38	$200,000	$207,480
5.70%	11/01/21	280,000	301,599	(a	)
State of Illinois
5.10%	06/01/33	95,000	91,176	(a	)
The University of Texas System
3.35%	08/15/47	115,000	103,595	(a	)
			1,973,949
Total Bonds and Notes (Cost $228,894,786)			226,332,919

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475)		7,459	192,218	(a,b	)

		Principal Amount	Fair Value
Purchased Options – 0.0%*
Purchased Options – 0.0%*
10 Yr. U.S. Treasury Note Futures Options (Strike price 119.50 USD, expiration date 11/23/2018)
119.50%	11/23/18	145,000	49,844
10 Yr. U.S. Treasury Note Futures Options (Strike price 120.00 USD, expiration date 11/23/2018)
120.00%	11/23/18	147,000	32,156
Total Options (Cost $176,386)			82,000

Total Investments in Securities (Cost $229,257,647)			226,607,137
Short-Term Investments – 6.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $15,335,321)		15,335,321	15,335,321	(a,e,i	)

Total Investments (Cost $244,592,968)			241,942,458
Liabilities in Excess of Other Assets, net – (3.3)%			(7,731,074)

NET ASSETS – 100.0%			$234,211,384

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$2,235	1.00%/ Quarterly	12/20/23	$(43,579)	$(39,693)	$(3,886)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
CME Group, Inc.	$10,655	Receives /Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$6,800	$—	$6,800
CME Group, Inc.	$10,657	Receives /Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$5,434	$—	$5,434

								$12,234

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2018	35	5,574,656	$5,399,844	$(174,812)
2 Yr. U.S. Treasury Notes Futures	December 2018	219	46,279,918	46,150,828	(129,090)
5 Yr. U.S. Treasury Notes Futures	December 2018	74	8,362,738	8,323,266	(39,472)
10 Yr. U.S. Treasury Notes Futures	December 2018	291	34,940,916	34,565,344	(375,572)

					$(718,946)

The Fund had the following short futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2018	51	(7,305,936)	$(7,165,500)	$140,436
10 Yr. U.S. Treasury Ultra Futures	December 2018	87	(11,130,453)	(10,962,000)	168,453

					$308,889

					$(410,057)

The Fund had the following Purchased Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
Calls
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	$119.50	11/23/2018	145	$145,000	$49,844	$70,452	$(20,608)
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	120.00	11/23/2018	147	147,000	32,156	105,934	(73,778)

								$(94,386)

The Fund had the following Written Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
Calls
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	$122.50	11/23/2018	(145)	$(145,000)	$(4,531)	$(6,579)	$2,048
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	123.00	11/23/2018	(147)	(147,000)	(4,594)	(15,800)	11,206

								$13,254

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(b)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to $18,095,000 or 7.73% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(h)	Step coupon bond.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$86,507,606	$—	$86,507,606
	Agency Mortgage Backed	—	25,579,848	—	25,579,848
	Agency Collateralized Mortgage Obligations	—	509,775	—	509,775
	Asset Backed	—	6,337,698	—	6,337,698
	Corporate Notes	—	95,407,514	—	95,407,514
	Non-Agency Collateralized Mortgage Obligations	—	8,505,859	—	8,505,859
	Sovereign Bonds	—	1,510,670	—	1,510,670
	Municipal Bonds and Notes	—	1,973,949	—	1,973,949
	Preferred Stock	192,218	—	—	192,218
	Purchased Options	82,000	—	—	82,000
	Short-Term Investments	15,335,321	—	—	15,335,321

	Total Investments in Securities	$15,609,539	$226,332,919	$—	$241,942,458

	Other Financial Instruments
	Interest Rate Swap Contracts - Unrealized Appreciation	$—	$12,234	$—	$12,234
	Credit Default Swap Contracts - Unrealized Depreciation	—	(3,886)	—	(3,886)
	Written Options Contracts	13,254	—	—	13,254
	Long Futures Contracts - Unrealized Depreciation	(718,946)	—	—	(718,946)
	Short Futures Contracts - Unrealized Appreciation	308,889	—	—	308,889

	Total Other Financial Instruments	$(396,083)	$8,348	$—	$(387,735)

Elfun Income Fund Schedule of Investments	September 30, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation /Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,419,038	$8,419,038	$73,561,204	$66,644,921	—	—	15,335,321	$15,335,321	$118,291

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended September 30, 2018.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2018, the Fund entered into futures contracts for management of interest rate risk.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2018, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps

During the period ended September 30, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2018, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The funds may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Income Fund	$244,706,199	$1,017,341	$(3,781,082)	$(2,763,741)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: November 26, 2018